Note 3 - Selling, general and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2025
Note 3 - Selling, general and administrative expenses
Disclosure of Detailed Information About Selling, General and Administrative Expenses [text block]
	Year ended December 31,
	2025	2024	2023
Services and fees	180,968	183,659	163,723
Labor cost	669,859	705,849	652,820
Depreciation of property, plant and equipment	25,462	25,668	21,517
Amortization of intangible assets	37,222	41,557	40,761
Depreciation of right-of-use assets	25,825	35,569	19,925
Freights and other selling expenses	647,100	624,113	696,705
Provisions for contingencies	21,020	30,356	38,899
Allowances for doubtful accounts	14,180	(1,095)	3,590
Taxes	118,771	152,388	170,484
Other	88,089	106,764	110,883
	1,828,496	1,904,828	1,919,307